SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Stock by Class
Composition of share capital

	June 30, 2023		December 31, 2022
	(Unaudited)		(Audited)
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares		Number of shares
Class A Ordinary shares, no par value (1)	1,000,000,000	247,346,093	1,000,000,000	244,060,434
Class B Ordinary shares, no par value (2)	83,417,110	83,417,110	83,417,110	83,417,110
	1,083,417,110	330,763,203	1,083,417,110	327,477,544

(1) Each Class A Ordinary Share has the right to exercise one vote, to participate pro rata in all the dividends declared by the board of directors of the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

(2) Class B Ordinary Shares, which are held by the Company’s founders, are entitled to cast ten votes per each Class B Ordinary Share held as of the applicable record date. Specific actions set forth in REE’s Amended and Restated Articles of Association may not be effected by REE without the prior affirmative vote of 100% of the outstanding REE Class B Ordinary Shares, voting as a separate class. Each Class B Ordinary Shares will be automatically suspended upon the tenth anniversary of the closing of the Merger. There are no economic or participating rights to Class B Ordinary Shares.

Schedule of Share-based Compensation Expense
The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	Six months ended
	June 30, 2023	June 30, 2022
	(Unaudited)	(Unaudited)
Cost of sales	$—	$72
Research and development	4,801	6,597
Selling, general and administrative	4,069	8,140
	$8,870	$14,809